UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-7193

                      (Investment Company Act File Number)


                         Federated Institutional Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  7/31/08


               Date of Reporting Period:  Quarter ended 10/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED GOVERNMENT ULTRASHORT DURATION FUND
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                ADJUSTABLE RATE MORTGAGES--35.7%
                FEDERAL HOME LOAN MORTGAGE CORP. ARM--21.5%
  $  2,525,307  5.429%, 3/1/2033                                                                                       $   2,530,519
     8,169,564  5.478%, 8/1/2036                                                                                           8,199,019
    10,156,746  5.557%, 7/1/2036                                                                                          10,196,575
     7,903,836  5.587%, 2/1/2036                                                                                           7,927,769
     1,046,789  5.642%, 5/1/2037                                                                                           1,052,948
     9,780,124  5.665%, 9/1/2036                                                                                           9,965,516
    16,008,694  5.827%, 4/1/2037                                                                                          16,139,605
     2,008,854  6.976%, 7/1/2030                                                                                           2,020,251
       716,206  7.089%, 5/1/2033                                                                                             721,157
     1,575,272  7.107%, 1/1/2027                                                                                           1,587,722
       258,511  7.108%, 7/1/2033                                                                                             261,209
     2,114,828  7.282%, 9/1/2025                                                                                           2,140,817
                   TOTAL                                                                                                  62,743,107
                FEDERAL NATIONAL MORTGAGE ASSOCIATION ARM--14.2%
     1,100,609  4.460%, 2/1/2033                                                                                           1,108,613
       781,770  4.500%, 12/1/2032                                                                                            788,782
     1,959,468  5.310%, 5/1/2036                                                                                           1,966,258
     8,312,652  5.430%, 6/1/2036                                                                                           8,358,135
    11,431,092  5.440%, 6/1/2036                                                                                          11,492,574
     3,779,802  5.770%, 2/1/2037                                                                                           3,818,229
     3,528,131  6.110%, 4/1/2033                                                                                           3,526,353
     2,072,861  6.380%, 5/1/2040                                                                                           2,086,204
       287,650  6.380%, 5/1/2040                                                                                             289,357
       944,334  6.380%, 8/1/2040                                                                                             951,320
       929,689  6.630%, 9/1/2027                                                                                             931,659
       416,746  6.990%, 7/1/2033                                                                                             421,659
     4,687,592  7.030%, 4/1/2024                                                                                           4,741,696
       500,649  7.070%, 6/1/2028                                                                                             508,046
       272,078  7.090%, 8/1/2032                                                                                             275,284
                   TOTAL                                                                                                  41,264,169
                   TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $104,037,023)                                        104,007,276
                COLLATERALIZED MORTGAGE OBLIGATIONS--21.8%
                FEDERAL HOME LOAN MORTGAGE CORP. REMIC--12.4%
     9,850,562  Series 3028 FM, 5.341%, 9/15/2035                                                                          9,807,256
     9,832,737  Series 2777 FK, 5.391%, 2/15/2033                                                                          9,817,497
     1,362,669  Series 2539 FK, 5.441%, 10/15/2016                                                                         1,366,643
     6,637,477  Series 2571 FB, 5.441%, 2/15/2018                                                                          6,663,802
       318,145  Series 2534 MF, 5.491%, 9/15/2030                                                                            318,262
       301,709  Series 2395 FT, 5.541%, 12/15/2031                                                                           303,427
     1,549,435  Series 2359 FA, 5.591%, 2/15/2029                                                                          1,555,394
     1,955,071  Series 2554 FW, 5.591%, 11/15/2029                                                                         1,960,393
       357,909  Series 2444 FT, 5.621%, 9/15/2029                                                                            359,164
       125,743  Series 2452 FG, 5.641%, 3/15/2032                                                                            126,676
         5,019  Series 2191 MF, 5.645%, 12/17/2027                                                                             5,020
     1,656,751  Series 2396 FL, 5.691%, 12/15/2031                                                                         1,670,026
       164,912  Series 1640 FA, 5.925%, 12/15/2008                                                                           165,353
       832,406  Series 2389 CD, 6.000%, 3/15/2016                                                                            837,144
       602,051  Series 1611 JA, 6.125%, 8/15/2023                                                                            604,034
       602,391  Series 1146 E, 6.175%, 9/15/2021                                                                             602,496
                   TOTAL                                                                                                  36,162,587
                FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC-9.0%
     4,934,128  Series 2006-104 FC, 5.123%, 11/25/2036                                                                     4,918,547
     9,955,899  Series 2004-91 HF, 5.173%, 11/25/2034                                                                      9,914,590
     3,020,155  Series 2003-15 FW, 5.223%, 12/25/2016                                                                      3,028,793
       694,503  Series 2002-58 LF, 5.273%, 1/25/2029                                                                         695,421
     3,457,979  Series 2002-82 FK, 5.323%, 10/25/2031                                                                      3,474,300
     1,549,815  Series 2002-74 FV, 5.323%, 11/25/2032                                                                      1,557,003
       442,930  Series 2001-34 FL, 5.373%, 8/25/2031                                                                         445,622
       597,816  Series 2001-68 FD, 5.373%, 12/25/2031                                                                        602,439
     1,142,987  Series 1998-22 FA, 5.435%, 4/18/2028                                                                       1,147,053
       248,590  Series 1993-220 FA, 5.475%, 11/25/2013                                                                       250,382
       113,354  Series 2002-39 FB, 5.585%, 3/18/2032                                                                         114,200
                   TOTAL                                                                                                  26,148,350
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION REMIC--0.4%
       852,067  Series 2001-21 FB, 5.460%, 1/16/2027                                                                         854,749
       337,327  Series 1999-43 FA, 5.510%, 11/16/2029                                                                        338,299
                   TOTAL                                                                                                   1,193,048
                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                              63,503,985
                   (IDENTIFIED COST $63,455,218)
                GOVERNMENT AGENCIES--9.5%
                FEDERAL HOME LOAN BANK--1.6%
     2,000,000  4.590% 10/17/2008                                                                                          2,001,293
     1,000,000  5.125% 8/08/2008                                                                                           1,004,366
       500,000  5.375% 2/28/2008                                                                                             500,000
     1,000,000  5.450% 8/15/2008                                                                                           1,000,309
                   TOTAL                                                                                                   4,505,968
                FEDERAL HOME LOAN BANK FLOATING RATE NOTE--5.8%1
     3,000,000  5.360%, 2/23/2009                                                                                          3,001,015
     5,000,000  5.390%, 8/15/2008                                                                                          5,001,427
     4,000,000  5.437%, 3/19/2008                                                                                          4,003,079
     1,000,000  5.438%, 2/18/2009                                                                                            947,202
     4,000,000  5.496%, 3/05/2009                                                                                          4,002,758
                   TOTAL                                                                                                  16,955,481
                FEDERAL HOME LOAN MORTGAGE CORP.--0.5%
       500,000  3.250%, 2/25/2008                                                                                            498,028
       500,000  5.375%, 3/14/2008                                                                                            500,112
       500,000  5.750%, 4/15/2008                                                                                            503,302
                   TOTAL                                                                                                   1,501,442
                FEDERAL HOME LOAN MORTGAGE CORP. DISCOUNT NOTE--0.6%2
     1,603,000  4.936%-5.006%, 1/7/2008                                                                                    1,589,631
                FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTE--0.5%
       575,000  4.300%, 5/5/2008                                                                                             574,317
     1,000,000  5.150%, 11/21/2007                                                                                         1,000,283
                   TOTAL                                                                                                   1,574,600
                FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTE--0.5%2
       500,000  4.986%, 4/25/2008                                                                                            488,955
       500,000  4.919%, 2/29/2008                                                                                            492,482
       500,000  4.986%, 5/12/2008                                                                                            487,912
                   TOTAL                                                                                                   1,469,349
                   TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $27,625,828)                                                27,596,471
                MORTGAGE-BACKED SECURITIES--0.4%
                FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.4%
        70,344  7.500%, 30 Year, 1/1/2032                                                                                     74,595
     1,040,003  7.500%, 30 Year, 8/1/2032                                                                                  1,102,848
                   TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,181,479)                                           1,177,443
                REPURCHASE AGREEMENTS-34.1%
    14,152,000  Interest in $2,800,000,000 joint repurchase agreement 4.550%, dated 10/31/2007 under which BNP            14,152,000
                Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to
                1/15/2025 for $2,800,353,889 on 11/1/2007. The market value of the underlying securities at the end of the period was $2,856,361,980.
    60,000,000  Interest in $5,000,000,000 joint repurchase agreement 4.970%, dated 10/31/2007 under which                60,000,000
                Citigroup Global Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to 8/25/2037 for $5,000,690,278 on 11/1/2007. The market value of the underlying securities at the end of the period was $5,122,026,329.
    25,000,000  Interest in $4,000,000,000 joint repurchase agreement 4.970%, dated 10/31/2007 under which ING            25,000,000
                Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to
                9/1/2047 for $4,000,552,222 on 11/1/2007. The market value of the underlying securities at the end of the period was $4,081,081,493.
                   TOTAL REPURCHASE AGREEMENTS (AT COST)                                                                  99,152,000
                   TOTAL INVESTMENTS --- 101.5%                                                                          295,437,175
                   (IDENTIFIED COST $295,451,548)3
                   OTHER ASSETS AND LIABILITIES --- NET --- (1.5)%                                                       (4,389,112)
                   TOTAL NET ASSETS --- 100%                                                                           $ 291,048,063


1    Represents the current interest rate for the floating security.

2    Discount rate at time of purchase.

3 At October 31, 2007, the cost of investments for federal tax purposes was $295,451,548. The net unrealized depreciation of investments for federal tax purposes was $14,373. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $446,472 and net unrealized depreciation from investments for those securities having an excess of cost over value of $460,845.


    Note: The categories of investments are shown as a percentage of total net assets at October 31, 2007.

    INVESTMENT VALUATION

      In calculating its net asset value (NAV), the Fund generally values investments as follows:


      {circle}Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

      {circle}Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.



FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES
      The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.


      The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:


      {circle}With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

      {circle}Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

      {circle}Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

      The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.



    The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgage
 REMIC --Real Estate Mortgage Investment Conduit







ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INSTITUTIONAL TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        DECEMBER 21, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        DECEMBER 20, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        DECEMBER 21, 2007